UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [X]; Amendment Number: 3
  This Amendment (check only one):
  [ ] is a restatement
  [X] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name: AKRE CAPITAL MANAGEMENT
Address: 1001 NINETEENTH STREET NORTH
	   ARLINGTON, VA  22209

Form 13F File Number: 28-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Melissa Ronaldson
Title: Director of Client Services
Phone: 703-312-9720

Signature, Place, and Date of Signing:
Melissa Ronaldson   Arlington, VA	8/28/01
[Signature]         [City, State]	[Date]

Report Type (check only one):
[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
NONE

[If there are no entries in this list,
omit this section]
_____________________________
[Repeat as necessary]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
34

Form 13F Information Table Value Total ($ in thousands):
121426


List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	  Form 13F File Number	Name
_______ 28- _______________	_______________

[Repeat as necessary.]



Form 13F Information Table


Issuer		Cl	CUSIP		Value	  Prn	  Sh/	Inv.	 Oth 	Sole
						x1000	  Amt   Prn Disc.  Mgr 	Mgr

Abbott Lab        com   002824100   576      12000 sh sole   0     12000
AES Inc.          com   00130H105   431      10000 sh sole   0     10000
Airnet Systems    com   009417106   269      40100 sh sole   0     40100
Amer Tower        com   029912201   6850    331405 sh sole   0    331405
AMT Jan '03 @ 20  call  0E999J226   297        450 co sole   0       450
Balchem Corp      com   057665200   358      20000 sh sole   0     20000
Bank of NY        com   064057102   4274     89052 sh sole   0     89052
Berkshire Hath A  com   084670108   8189       118 sh sole   0       118
Berkshire Hath B  com   084670207   2358	    1025 sh sole   0      1025
Bristol Myers     com   110122108   502       9600 sh sole   0      9600
Burke & Herbert   com   121331102   1196      1638 sh sole   0      1638
Citigroup         com   172967101   6259    118457 sh sole   0    118457
Coca-Cola         com   191216100   360       7992 sh sole   0      7992
Costco            com   22160K105   822      20000 sh sole   0     20000
CSX Corp          com   126408103   345       9518 sh sole   0      9518
Dover Downs       com   260086103   6244	  405436 sh sole   0    405436
DST Systems       com   233326107   527      10000 sh sole   0     10000
Fed Home Loan Mtg com   313400301   6706     95794 sh sole   0     95794
Gemstar           com   G3788V106   1022     24000 sh sole   0     24000
II VI Inc.        com   902104108   1208	   69000 sh sole   0     69000
Infospace		com	45678T102	192	   50000 sh	sole	 0     50000
Intl Spwy Cl A    com   460335201   4564    108672 sh sole   0    108672
Intl Spwy Cl B	com	460335300	14348	  345735 sh	sole	 0	345735
Liberty Media     com   001957208   2536    145025 sh sole   0    145025
Markel Corp       com   570535104   19473    99099 sh sole   0     99099
Micros Systems    com   594901100   2584	  117450 sh sole   0    117450
Orthodontic Ctrs  com   68750P103   304      10000 sh sole   0     10000
Ovation Inc.      com   690148101   247      49463 sh sole   0     49463
Paychex           com   704326107   420      10500 sh sole   0     10500
Penn Nat'l        com   707569109   23127   910530 sh sole   0    910530
Philip Morris     com   718154107   457       9000 sh sole   0      9000
Radio One		com	75040P108	301	   13100 sh	sole	 0	 13100
Wells Fargo       com   949740104   3327     71651 sh sole   0     71651
White Mntn        com   G9618E107   753       2000 sh sole   0      2000